Cambria Foreign Shareholder Yield ETF
Schedule of Investments January 31, 2025 (Unaudited)

Sector Weightings
Energy	25.0	%(a)
Financials	22.2%
Materials	13.6%
Industrials	12.4%
Consumer Discretionary	9.8%
Communication Services	5.9%
Consumer Staples	4.1%
Information Technology	4.0%
Utilities	3.0%
	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.
(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

COMMON STOCKS - 99.7%	Shares	Value
Australia - 4.8%
AGL Energy Ltd.	397,076	$2,843,857
Fortescue Ltd.	249,411	2,966,280
New Hope Corp. Ltd.	957,506	2,881,168
Santos Ltd.	664,039	2,910,478
Woodside Energy Group Ltd.	185,247	2,845,808
		14,447,591

Canada - 17.0%
ARC Resources Ltd.	192,192	3,291,471
Athabasca Oil Corp. (a)	877,100	2,933,021
Canadian Natural Resources Ltd.	95,427	2,898,890
Cenovus Energy, Inc.	189,444	2,739,955
Centerra Gold, Inc.	431,334	2,697,785
iA Financial Corp., Inc.	39,242	3,623,813
Imperial Oil Ltd.	45,763	3,043,939
Labrador Iron Ore Royalty Corp.	131,887	2,768,688
Mullen Group Ltd.	302,046	3,096,629
Parex Resources, Inc.	363,372	3,462,829
Power Corp. of Canada	100,378	3,042,385
Russel Metals, Inc.	98,057	2,743,990
Secure Waste Infrastructure Corp.	343,715	3,552,206
Suncor Energy, Inc.	85,914	3,223,512
Tamarack Valley Energy Ltd.	1,004,871	3,049,149
Trican Well Service Ltd.	909,334	2,890,648
Whitecap Resources, Inc.	420,565	2,769,331
		51,828,241

Denmark - 1.7%
D/S Norden AS	77,656	2,210,939
Scandinavian Tobacco Group AS	209,494	3,011,369
		5,222,308

France - 8.1%
Amundi SA	42,359	2,988,135
AXA SA	81,187	3,086,782
Coface SA	194,466	3,145,106
Metropole Television SA	232,418	2,989,764
Orange SA	270,610	2,912,577
Rubis SCA	119,401	3,131,342
SCOR SE	143,340	3,666,958
TotalEnergies SE	47,474	2,777,176
		24,697,840

Germany - 4.7%
Bayerische Motoren Werke AG	38,100	3,106,655
Deutsche Bank AG	189,505	3,723,455
Freenet AG	106,588	3,288,477
Heidelberg Materials AG	29,333	4,152,174
		14,270,761

Hong Kong - 6.0%
CK Hutchison Holdings Ltd.	548,505	2,759,455
Shougang Fushan Resources Group Ltd.	9,350,145	2,855,959
Skyworth Group Ltd.	8,212,055	2,835,050
VTech Holdings Ltd.	467,102	3,075,287
WH Group Ltd.	4,063,034	3,165,161
Yue Yuen Industrial Holdings Ltd.	1,708,358	3,621,976
		18,312,888

Italy - 4.6%
Anima Holding SpA	540,696	3,724,489
BPER Banca SpA	586,105	4,009,312
Eni SpA	205,919	2,926,594
Intesa Sanpaolo SpA	762,907	3,318,501
		13,978,896

Japan - 24.1%
Amada Co. Ltd.	316,200	3,274,233
Aoyama Trading Co. Ltd.	206,500	2,914,527
Artience Co. Ltd.	119,900	2,392,666
Dai Nippon Printing Co. Ltd.	183,200	2,714,424
Daicel Corp.	344,400	3,059,952
Dai-ichi Life Holdings, Inc.	128,592	3,532,870
Idemitsu Kosan Co. Ltd.	456,567	3,067,429
Inpex Corp.	231,400	2,790,019
Japan Post Holdings Co. Ltd.	329,700	3,456,541
Kansai Paint Co. Ltd.	179,860	2,442,858
Kawasaki Kisen Kaisha Ltd. (b)	213,200	2,712,167
Kuraray Co. Ltd.	206,400	3,038,210
Nagase & Co. Ltd.	143,866	2,709,517
Nippon Shokubai Co. Ltd.	253,800	3,084,645
Nippon Yusen KK	88,300	2,780,600
Niterra Co. Ltd.	100,600	3,334,631
Press Kogyo Co. Ltd.	789,900	2,887,735
Sankyo Co. Ltd.	223,173	3,005,234
Seiko Epson Corp.	172,321	3,128,766
Shibaura Mechatronics Corp.	57,196	3,031,375
Sompo Holdings, Inc.	144,220	4,046,845
Suruga Bank Ltd.	422,145	3,298,880
T&D Holdings, Inc.	187,100	3,576,850
Tamron Co. Ltd.	102,475	3,016,205
		73,297,179

Luxembourg - 3.0%
APERAM SA	111,367	3,089,324
RTL Group SA (b)	95,912	2,940,193
Tenaris SA	158,362	3,019,548
		9,049,065

Netherlands - 1.9%
NN Group NV	64,465	2,967,283
Stellantis NV	209,077	2,811,407
		5,778,690

Norway - 5.0%
Aker Solutions ASA	1,119,539	3,188,877
Equinor ASA	129,298	3,126,012
Golden Ocean Group Ltd.	248,458	2,311,452
Hoegh Autoliners ASA	237,678	2,164,966
Telenor ASA	247,909	3,031,320
Wallenius Wilhelmsen ASA	176,765	1,428,182
		15,250,809

Singapore - 0.9%
Venture Corp. Ltd.	298,900	2,780,056

Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	68,727	3,513,529
Repsol SA	240,654	2,813,601
		6,327,130

Sweden - 1.0%
SSAB AB - Class B	661,944	3,135,455

Switzerland - 0.9%
Glencore PLC	597,166	2,595,183

United Kingdom - 13.9%
abrdn PLC	1,517,408	2,911,507
Aviva PLC - Class B	492,965	3,141,695
Balfour Beatty PLC	560,154	3,230,963
Beazley PLC	287,246	2,984,578
BP PLC	601,784	3,152,479
British American Tobacco PLC	84,760	3,359,839
Drax Group PLC	382,991	2,956,057
Future PLC	234,767	2,676,539
Kingfisher PLC	748,954	2,286,273
Legal & General Group PLC	1,067,668	3,207,558
Rio Tinto PLC	47,444	2,877,159
Shell PLC	95,133	3,159,422
Tesco PLC	658,283	3,037,903
TORM PLC - Class A	163,149	3,250,143
		42,232,115
TOTAL COMMON STOCKS (Cost $307,323,213)		303,204,207

SHORT-TERM INVESTMENTS - 1.2%
Investments Purchased with Proceeds from Securities Lending - 1.1%
First American Government Obligations Fund - Class X, 4.32% (c)	3,234,605	3,234,605

Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.31% (c)	380,376	380,376
TOTAL SHORT-TERM INVESTMENTS (Cost $3,614,981)		3,614,981

TOTAL INVESTMENTS - 100.9% (Cost $310,938,194)		306,819,188
Liabilities in Excess of Other Assets - (0.9)%		(2,838,318)
TOTAL NET ASSETS - 100.0%		$303,980,870
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB – Aktiebolag AG – Aktiengesellschaft AS - Aksjeselskap ASA - Advanced Subscription Agreement NV – Naamloze Vennootschap
PLC - Public Limited Company SA – Sociedad Anónima SE – Societas Europeae SpA – Societa per Azioni

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $3,074,881 which represented 1.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Foreign Shareholder Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$303,204,207	$–	$–	$303,204,207
Investments Purchased with Proceeds from Securities Lending	3,234,605	–	–	3,234,605
Money Market Funds	380,376	–	–	380,376
Total Investments	$306,819,188	$–	$–	$306,819,188

Refer to the Schedule of Investments for further disaggregation of investment categories.